Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Capital reserves Share premium	Capital reserves Premium on issue of shares	Capital reserves Capital transactions	Capital reserves Stock options	Other reserves	Profit reserves Treasury	Profit reserves Legal	Profit reserves Investments statutory	Profit reserves Tax- incentive reserve	Other comprehensive income VAE	Other comprehensive income FCTA	Retained earnings (loss)	Total	Non- controlling interest	Total
Balance at Dec. 31, 2023	$ 13,177,841		$ 36,321	$ (232,475)	$ 10,145	$ (36,413)		$ 603,603	$ 2,232,528	$ 787,501	$ 60,443	$ (7,614,450)		$ 9,025,044	$ 682,742	$ 9,707,786
Net income													1,354,019	1,354,019	155,218	1,509,237
Gain (loss) on foreign currency translation adjustments												(832,990)		(832,990)	90,922	(742,068)
Loss on net investment in foreign operations												(201,995)		(201,995)		(201,995)
Gain on cash flow hedge, net of tax											964			964		964
Loss associated with pension and other postretirement benefit obligations, net of tax											5,435			5,435	1,153	6,588
Other fair value adjustments through other comprehensive income											(7,491)			(7,491)		(7,491)
Total comprehensive income (loss)											(1,092)	(1,034,985)	1,354,019	317,942	247,293	565,235
Share-based compensation				8,389										8,389	1,700	10,089
Realization of other reserves						(821)							821
Distribution of interim dividends													(799,983)	(799,983)		(799,983)
Dividends to non-controlling interest															(3,081)	(3,081)
Others															348	348
Balance at Sep. 30, 2024	13,177,841		36,321	(224,086)	10,145	(37,234)		603,603	2,232,528	787,501	59,351	(8,649,435)	554,857	8,551,392	929,002	9,480,394
Balance at Dec. 31, 2024	13,177,841		36,321	(227,052)	10,145	(37,470)		691,999	2,070,113	1,449,832	67,583	(10,144,847)		7,094,465	1,039,899	8,134,364
Net income													500,224	500,224	56,110	556,334
Gain (loss) on foreign currency translation adjustments												574,457		574,457	(123,164)	451,293
Loss on net investment in foreign operations												126,386		126,386		126,386
Gain on cash flow hedge, net of tax											282			282		282
Loss associated with pension and other postretirement benefit obligations, net of tax											(409)			(409)	(101)	(510)
Other fair value adjustments through other comprehensive income											(25)			(25)		(25)
Total comprehensive income (loss)											(152)	700,843	500,224	1,200,915	(67,155)	1,133,760
Share-based compensation				5,782										5,782	1,219	7,001
Realization of other reserves						(374)							373	(1)		(1)
Distribution of interim dividends									(759,018)					(759,018)		(759,018)
Dividends to non-controlling interest															(260,331)	(260,331)
Others															285	285
Balance at May. 23, 2025	(13,142,337)	1,899,391	(36,321)	216,947	(10,145)	37,844	(6,544)	(691,999)	(1,311,095)	(1,449,832)	159	8,947,969	61,066	(5,484,897)	67,255	(5,417,642)
Balance at Dec. 31, 2024	13,177,841		36,321	(227,052)	10,145	(37,470)		691,999	2,070,113	1,449,832	67,583	(10,144,847)		7,094,465	1,039,899	8,134,364
Net income																1,794,773
Total comprehensive income (loss)																2,841,745
Balance at Sep. 30, 2025	35,114	7,310,816		(11,391)			(360,887)				63,541	9,507	1,670,631	8,717,331	791,826	9,509,157
Balance at May. 23, 2025	(13,142,337)	1,899,391	(36,321)	216,947	(10,145)	37,844	(6,544)	(691,999)	(1,311,095)	(1,449,832)	159	8,947,969	61,066	(5,484,897)	67,255	(5,417,642)
Net income													1,108,968	1,108,968	129,471	1,238,439
Foreign exchange variation in subsidiaries															(30,744)	(30,744)
Cumulative translation adjustment and foreign exchange variation in subsidiaries											(3,100)	505,542		502,442		502,442
Cancellation of treasury shares	(390)	390													(1,263)	(1,263)
Common share contribution		1,808,187												1,808,187		1,808,187
Incorporation of shares		3,995,860												3,995,860		3,995,860
Repurchase of shares		192					(192)
Share premium distribution		(387,004)												(387,004)		(387,004)
Listing costs				6,119										6,119		6,119
Stock Option Plan				4,871										4,871	1,222	6,093
Transfer of treasury shares		(6,156)					6,156
Dividends to non-controlling interests															(89,265)	(89,265)
Acquisition of treasury shares							(362,463)							(362,463)		(362,463)
Gain on cash flow hedge, net of tax											(373)			(373)	(848)	(1,221)
Loss associated with pension and other postretirement benefit obligations, net of tax											(576)			(576)		(576)
Other fair value adjustments through other comprehensive income															(355)	(355)
Total comprehensive income (loss)											(4,049)	505,542	1,108,968	1,610,461	97,524	1,707,985
Share-based compensation				4,545			2,156							6,701	931	7,632
Others		(44)		(22,603)										(22,647)	1,505	(21,142)
Balance at Sep. 30, 2025	$ 35,114	$ 7,310,816		$ (11,391)			$ (360,887)				$ 63,541	$ 9,507	$ 1,670,631	$ 8,717,331	$ 791,826	$ 9,509,157